Goodwill, Core Deposit Intangible and Other Intangible Assets - Summary of Changes in Goodwill and Core Deposit Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Goodwill And Intangible Assets [Line Items]
Beginning balance, Goodwill			$ 51,975	$ 25,688	$ 25,688	$ 25,613
Ending balance, Goodwill	$ 51,975	$ 25,688	51,975	25,688	51,975	25,688
Amortization or accretion	(769)	(747)	(2,307)	(2,242)	(3,003)	(2,980)
Core Deposits
Schedule Of Goodwill And Intangible Assets [Line Items]
Beginning balance			19,776	22,275	22,275	25,245
Amortization or accretion			(2,293)	(2,228)	(2,985)	(2,970)
Ending balance	17,483	20,047	17,483	20,047	19,776	22,275
Accumulated amortization or accretion	$ 12,703	$ 9,653	$ 12,703	$ 9,653	$ 10,410	$ 7,425
Weighted average remaining amortization or accretion period			5 years 9 months 19 days	6 years 9 months 19 days	6 years 7 months 6 days	7 years 6 months